Share-Based Compensation (MoboTap Equity Incentives) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MoboTap Equity Incentives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0	$ 24,708	$ 71,449